UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT                     06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period: 6/30/2010

Item 1.  Schedule of Investments.

IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS
As of June 30, 2010 (Unaudited)

		Shares	Value

	COMMON STOCK - 97.9%
	BANKS - 2.8%
	Banco Santander Brasil SA - ADR	25,000	$ 258,250

	COMMERCIAL & PROFESSIONAL SERVICES - 7.0%
	Higher One Holdings Inc. *	15,000	217,500
	Verisk Analytics Inc. - Cl. A *	14,000	418,600
			636,100
	CONSUMER SERVICES - 4.1%
	Hyatt Hotels Corp. - Cl. A *	10,000	370,900

	DIVERSIFIED FINANCIAL SERVICES - 6.1%
	CBOE Holdings Inc. *	12,000	390,600
	Financial Engines Inc. *	12,000	163,200
			553,800
	ENERGY - 7.5%
	Concho Resources Inc./Midland TX *	8,000	442,640
	PAA Natural Gas Storage LP *	10,000	238,300
			680,940
	FOOD BEVERAGE & TOBACCO - 3.3%
	Mead Johnson Nutrition Co. - Cl. A	6,000	300,720

	HEALTH CARE EQUIPMENT & SERVICES - 7.1%
	Accretive Health Inc. *	10,000	132,300
	Alimera Sciences Inc. *	20,000	148,800
	DynaVox Inc. - Cl. A *	23,000	368,230
			649,330
	INSURANCE - 5.7%
	Primerica Inc. *	13,000	278,720
	Symetra Financial Corp.	20,000	240,000
			518,720
	MATERIALS - 7.7%
	Globe Specialty Metals Inc. *	26,000	268,580
	Kraton Performance Polymers Inc. *	18,000	338,220
	STR Holdings Inc. *	5,000	94,000
			700,800
	MEDIA - 3.5%
	ReachLocal Inc. *	25,000	324,250

	PHARMACEUTICALS - 2.9%
	Ironwood Pharmaceuticals Inc. - Cl. A *	21,950	261,644

IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS
As of June 30, 2010 (Unaudited) (Continued)
		Shares	Value
	RETAILING - 16.3%
	Dollar General Corp. *	15,000	$ 413,250
	Express Inc. *	10,000	163,700
	Rue21 Inc. *	13,000	394,420
	Vitamin Shoppe Inc. *	20,000	513,000
			1,484,370
	SEMICONDUCTORS - 6.7%
	Alpha & Omega Semiconductor Ltd. *	13,430	185,468
	Avago Technologies Ltd. *	20,000	421,200
			606,668

	SOFTWARE & SERVICES - 17.2%
	Ancestry.com Inc. *	20,000	352,400
	Fortinet Inc. *	15,000	246,600
	QuinStreet Inc. *	10,000	115,100
	SS&C Technologies Holdings Inc. *	30,000	480,900
	TeleNav Inc. *	45,000	377,550
			1,572,550

	TOTAL COMMON STOCK ( Cost - $8,776,913)		8,919,042

	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
	Milestone Treasury Obligations Portfolio	104,988	104,988
	Dreyfus Institutional Reserves Money Fund *	104,988	104,988
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $209,976)		209,976

	TOTAL INVESTMENTS - 100.2% ( Cost - $8,986,889) (a)		$ 9,129,018
	OTHER LIABILITIES LESS ASSETS - (0.2) %		(21,152)
	NET ASSETS - 100.0%		$ 9,107,866

*	Non-Income producing security.
ADR- American Depositary Receipt
(a)

Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.  At June 30, 2010 net unrealized appreciation for all securities was $142,129.  This consists of aggregate gross unrealized appreciation of  $498,064 and aggregate gross unrealized depreciation of $355,935.

IPO Plus Aftermarket Fund
PORTFOLIO OF INVESTMENTS
As of June 30, 2010 (Unaudited) (Continued)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP
	establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Fund’s assets and  liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,919,042	-	-	$ 8,919,042
Short-Term Investments	209,976	-	-	209,976
Total	$ 9,129,018	-	-	$ 9,129,018
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By        /s/William K. Smith, President

Date

08/30/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/William K. Smith, President

Date

08/30/2010

By        /s/Kathleen S. Smith, Treasurer

Date

08/30/2010